LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE
30.	LOSS PER SHARE

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Numerator:
Loss attributable to ordinary shareholders – basic and diluted	(930,104)	(1,562,859)	(874,090)	(144,389)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	420,325,701	422,167,505	423,675,429	423,675,429
Basic and diluted net loss per share	(RMB2.21)	(RMB3.70)	(RMB2.06)	(US$0.34)

During the years ended December 31, 2011, 2012 and 2013, the Company issued 1,750,000, 1,000,000 and 1,000,000 ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. As of December 31, 2012 and 2013, the used ordinary shares issued to share depository bank were 628,590 and 871,095 respectively. The unused ordinary issued to share depository bank are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the years ended December 31, 2011, 2012 and 2013, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net loss per share as they are not entitled to the earnings of the Company.